Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment
	December 31, 2023	December 31, 2024
	RMB	RMB

Office and other equipment	20,395,676	15,525,093
Leasehold improvements	16,192,039	14,225,255
Motor vehicles	3,095,131	3,257,768
Building	-	183,775,478
Less: accumulated depreciation	(31,523,896)	(29,305,673)
Total	8,158,950	187,477,921